Business segment information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Interest income	$ 205,303	$ 192,437	$ 157,427
Interest expense	(82,211)	(87,460)	(54,717)
Net interest income	123,092	104,977	102,710
Long-lived assets:
Equipment and leasehold improvements, net	10,466	12,808	6,673
Panama [Member]
Segment Reporting Information [Line Items]
Interest income	184,501	173,663	144,491
Interest expense	(79,132)	(86,019)	(53,411)
Net interest income	105,369	87,644	91,080
Long-lived assets:
Equipment and leasehold improvements, net	10,237	12,397	6,125
Brazil [Member]
Segment Reporting Information [Line Items]
Interest income	33	155	114
Interest expense	0	0	0
Net interest income	33	155	114
Long-lived assets:
Equipment and leasehold improvements, net	0	8	10
United States [Member]
Segment Reporting Information [Line Items]
Interest income	18,501	17,894	10,595
Interest expense	(1,235)	(1,332)	(983)
Net interest income	17,266	16,562	9,612
Long-lived assets:
Equipment and leasehold improvements, net	229	403	538
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Interest income	2,268	725	2,227
Interest expense	(1,844)	(109)	(323)
Net interest income	424	616	1,904
Long-lived assets:
Equipment and leasehold improvements, net	$ 0	$ 0	$ 0